Warrants - Bridge Warrants and Extension Warrants (Details) - $ / shares	May 05, 2023	Oct. 06, 2022	Jun. 30, 2024	Jun. 24, 2024
Warrants
Weighted Average Exercise Price			$ 11.50	$ 11.50
Bridge Warrants
Warrants
Weighted Average Exercise Price			11.50
Bridge Warrants | Bridge purchase agreement
Warrants
Warrants issued during period		173,913
Weighted Average remaining life in years		5 years
Weighted Average Exercise Price		$ 11.50
Percentage of minimum increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant		0.10%
Extension Warrants
Warrants
Weighted Average Exercise Price			$ 11.50
Extension Warrants | Extension purchase agreement
Warrants
Warrants issued during period	26,086
Weighted Average remaining life in years	5 years
Weighted Average Exercise Price	$ 11.50
Percentage of minimum increase or decrease in aggregate number of common shares purchasable upon exercise of all warrants considered for adjustment to shares receivable upon exercise of each warrant	0.10%